Other receivables and other assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended		145 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit	€ 5,640	€ 4,493	€ 41,200
Research tax credit ("CIR")	3,196	5,774	3,196	€ 4,600
Current prepaid expenses related to CRO	1,068	1,577	1,068	1,347
Current advances to suppliers	€ 2,207	2,604	€ 2,207	3,567
Kreos & Claret financing, tranche B
Disclosure Of Other Receivables And Other Assets [Line Items]
Reclassification of prepaid expenses to carrying value of debt component		€ 1,546
Deferred financing costs
Disclosure Of Other Receivables And Other Assets [Line Items]
Borrowings				€ 3,152